SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP

FOUR TIMES SQUARE

NEW YORK 10036-6522

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TEL: (212) 735-3000

FAX: (212) 735-2000

www.skadden.com

May 2, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

FIRM/AFFILIATE

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Re:	The Gabelli Dividend Growth Fund
(Securities Act File No. 333-80099;
Investment Company Act File No. 811-09377)
Post-Effective Amendment No. 19

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the above-referenced Fund does not differ from those contained in Post-Effective Amendment No.19 to the Fund’s Registration Statement on Form N-1A (the “Amendment”). The Amendment was filed electronically on April 27, 2012 (Accession # 0001193125-12-191342).

If your staff has any questions or comments concerning the Amendment, they should call me at (212) 735-2790.

Very truly yours,

/s/ Richard T. Prins
Richard T. Prins

Enclosures

cc:	Bruce Alpert
Agnes Mullady
Sonia Kothari
Helen Robichaud
Arlene Lonergan